NOTES PAYABLE - RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes Payable - Related Party Tables
Notes payable

Notes payable at March 31, 2013 and September 30, 2012 consisted of the following:

Issue Date	March 31, 2013	September 30, 2012

June 15, 2011	1,200	1,200
November 22, 2011	5,000	5,000
December 7, 2011	2,500	2,500
January 24, 2012	2,500	2,500
February 21, 2012	5,000	5,000
November 19, 2012	5,000
March 28, 2013	2,500
Less Current Portion	$(23,700)	$(16,200)
Total Amount	$23,700	$16,200

Notes payable at September 30, 2012 and 2011 consisted of the following:

	September 30,
Issue Date	2012	2011

June 15, 2011	1,200	1,200
September 7, 2011	0	2,500
November 22, 2011	5,000	0
December 7, 2011	2,500
January 24, 2012	2,500
February 21, 2012	5,000
Less Current Portion	$(16,200)	$(3,700)